Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
13. Leases:
Operating lease costs of $8,183 and $7,943 are included in cost of goods sold and in selling, general and administrative expenses on the consolidated statement of income for the year ended December 31, 2020 and 2019, respectively. Finance lease, short-term lease and variable lease costs for the years ended December 31, 2020 and 2019 were not material. Lease income is not material to the results of operations for the years ended December 31, 2020 and 2019.
The table below presents the operating and finance
right-of-use
lease assets and lease liabilities recognized on the consolidated balance sheet as of December 31, 2020 and 2019:

	Classification	December 31, 2020	December 31, 2019
Assets
Operating lease assets	Right-of-use lease assets	$28,943	$24,324
Finance lease assets	Property, plant and equipment, net	1,727	1,509

Total leased assets		$30,670	$25,833

Liabilities
Current:
Operating lease liabilities	Operating lease liabilities—current	$6,715	$5,515
Finance lease liabilities	Accrued liabilities	245	169
Noncurrent:
Operating lease liabilities	Operating lease liabilities—noncurrent	21,972	18,726
Finance lease liabilities	Other long-term liabilities	349	285

Total lease liabilities		$29,281	$24,695

The Company’s weighted average remaining lease term and weighted average discount rate for operating and financing leases as of December 31, 2020 are as follows:

	December 31, 2020	December 31, 2019

Weighted average remaining lease term (in years):
Operating leases	5.51	5.96
Finance leases	2.46	2.58
Weighted average discount rate:
Operating leases	6.06%	6.20%
Finance leases	4.70%	4.70%
Maturities of lease liabilities as of December 31, 2020 are as follows:

Year	Operating Leases	Finance Leases
2021	$8,197	$392
2022	7,064	144
2023	5,771	35
2024	4,342	35
2025	2,994	8
Thereafter	5,317	—

Total lease payments	33,685	614
Less: Interest	(4,998)	(20)

Total lease liabilities	$28,687	$594

(1)
Refer to the above table regarding the Company’s
right-of-use
lease assets and lease liabilities for the presentation of the lease liabilities in the Company’s consolidated balance sheet at December 31, 2020.

The following table presents other information related to the Company’s operating and finance leases and the impact on the Company’s consolidated statement of cash flows:

	Years ended December 31,
	2020	2019

Cash paid for amounts included in the measurement of lease liabilities:
Payments on operating leases included in operating cash flows	$8,322	$7,375
Interest payments under finance lease obligations included in operating cash flows	20	25
Principal payments under finance lease obligations included in financing cash flows	209	162
Right-of-use assets obtained in exchange for new lease liabilities (non-cash):
Operating leases	10,633	625
Finance leases	353	—

Under prior lease guidance, total rent expense related to the Company’s various leasing arrangements was $9,031 for the year ended December 31, 2018. Rent expense for the year ended December 31, 2018 included both lease and non-lease
costs related to leasing arrangements in place during those years.